Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Financing Receivables

Financing receivables are comprised of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Loans receivable, gross	$60,974	$50,763
Less: Deferred loan fees	(1,264)	(1,143)
Less: Deposits	(839)	(934)
Plus: Deferred origination costs	306	305
Less: Allowance for loan losses	(2,527)	(2,048)

Loans receivable, net	$56,650	$46,943

Schedule of Commercial Loans - Construction Loan Portfolio Summary

The following is a summary of the loan portfolio to builders for home construction loans as of December 31, 2022 and 2021:

Year	Number of States	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Loan Fee
2022	21	66	230	$104,993	$72,526	$52,796	69	%(3)	5%
2021	20	66	224	$98,935	$66,008	$43,106	67%		5%

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.

(3)	Represents the weighted average loan to value ratio of the loans.

Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of December 31, 2022 and 2021:

Year	Number of States	Number of Borrowers	Number of Loans	Gross Value of Collateral(1)	Commitment Amount(3)	Gross Amount Outstanding	Loan to Value Ratio(2)		Interest Spread
2022	8	14	20	$19,718	$12,110	$8,178	41	%(4)	varies
2021	6	12	15	$12,464	$9,095	$7,657	61%		7%

(1)	The value is determined by the appraised value adjusted for remaining costs to be paid. A portion of this collateral is $1,900 and $1,720 as of December 31, 2022 and 2021, respectively, of preferred equity in our Company. In the event of a foreclosure on the property securing these loans, the portion of our collateral that is preferred equity might be difficult to sell, which may impact our ability to recover the loan balance. In addition, a portion of the collateral value is estimated based on the selling prices anticipated for the homes.

(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.

(3)	The commitment amount does not include letters of credit and cash bonds.

(4)	Represents the weighted average loan to value ratio of the loans.

Summary of Finance Receivables by Classification

Finance Receivables – By risk rating:

	December 31, 2022	December 31, 2021

Pass	$49,955	$38,893
Special mention	3,842	2,344
Classified – accruing	–	–
Classified – nonaccrual	7,177	9,526

Total	$60,974	$50,763

Schedule of Finance Receivables Impairment Calculation Method

Finance Receivables – Method of impairment calculation:

	December 31, 2022	December 31, 2021

Performing loans evaluated individually	$15,984	$16,495
Performing loans evaluated collectively	37,813	24,742
Non-performing loans without a specific reserve	1,096	596
Non-performing loans with a specific reserve	6,081	8,930

Total evaluated collectively for loan losses	$60,974	$50,763

Schedule of Impaired Loans

The following is a summary of our impaired non-accrual commercial construction loans as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Unpaid principal balance (contractual obligation from customer)	$7,628	$10,035
Charge-offs and payments applied	(451)	(509)
Gross value before related allowance	7,177	9,526
Related allowance	(2,233)	(1,825)
Value after allowance	$4,944	$7,701